Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

Note 8. Inventories

	2018		2017
Finished products	Ps.	3,956	Ps.	3,691
Raw materials		3,074		4,092
Non-strategic spare parts		1,155		1,838
Inventories in transit		1,311		1,208
Packing materials		239		490
Other		316		45

	Ps. 10,051		Ps. 11,364

For the years ended as of December 31, 2018, 2017 and 2016, the Company recognized write-downs of its inventories for Ps. 122, Ps. 185 and Ps. 301, respectively to net realizable value.

For the years ended as of December 31, 2018, 2017 and 2016, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2018		2017		2016
Changes in inventories of finished goods and work in progress	Ps.	21,457	Ps.	21,412	Ps.	18,154
Raw materials and consumables used		75,078		80,318		62,534

Total	Ps.	96,535	Ps.	101,730	Ps.	80,688